Short-Term Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Short-term Investments [Abstract]
Short-term investments	$ 2,372,290	$ 1,873,502
Wealth Management Products Measured At Fair Value [Member]
Short-term Investments [Abstract]
Short-term investments	2,166,493	1,744,835
Trading securities [Member]
Short-term Investments [Abstract]
Short-term investments	$ 205,797	$ 128,667